RELATED PARTY AND PARTY-IN-INTEREST TRANSACTIONS	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Related Party and Party-in-Interest Transactions [Line Items]
RELATED PARTY AND PARTY-IN-INTEREST TRANSACTIONS	RELATED PARTY AND PARTY-IN-INTEREST TRANSACTIONS
Certain transactions involving the Plan and its assets during 2025 and 2024 involved parties in interest with respect to the Plan, but those transactions were not prohibited transactions under ERISA because of the applicability of one or more exemptions. The exempt party-in-interest transactions involving the Plan included the following: (1) BNY has acted as trustee and custodian under the Plan, while Mellon, an affiliate has acted as an investment manager in connection with the index funds held under the Plan's investment options and (2) Empower Trust Company, LLC has been acting as a trustee and custodian under the Plan, while its affiliates have acted as (a) the Plan’s record keeper and (b) investment advisor or investment manager for a number of plan participants with respect to the amounts held in their Plan accounts. Notes receivable from participants held by the Plan are also considered party-in-interest transactions. Certain investments within the self-directed brokerage account are considered party-in-interest transactions.

As of December 31, 2025 and 2024, the Plan held 2,468,439 and 2,754,068 shares, respectively, of common stock of American Electric Power Company, Inc., the parent company of the Plan Sponsor, with a cost basis of $155,820,501 and $165,165,921, respectively. During the year ended December 31, 2025, the Plan acquired 174,947 shares of that common stock with a fair value of $18,839,862 and disposed of 382,880 shares with a fair value of $41,516,019. During the year ended December 31, 2024, the Plan acquired 128,344 shares of that common stock with a fair value of $11,315,945 and disposed of 665,124 shares with a fair value of $39,431,676. During the years ended December 31, 2025 and 2024, the Plan recorded dividend income of $9,650,745 and $11,081,160, respectively, related to its investment in that common stock.